Label	Element	Value
COPLEY FUND INC /NV/
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

COPLEY FUND, INC.

(the “Fund”)

Supplement dated August 29, 2022 to the Fund’s Prospectus dated June 29, 2022 (the “Prospectus”), as amended and supplemented, and Statement of Additional Information dated June 29, 2022 (the “SAI”), as amended and supplemented.

This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

Effective immediately, the Prospectus is amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	COPLEY FUND, INC.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

On page 3, the table titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2023
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Shareholders should retain this Supplement for future reference.
COPLEY FUND INC /NV/ | COPLEY FUND INC /NV/
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Net taxes	rr_Component1OtherExpensesOverAssets	1.21%	[1]
Other Expenses .	rr_Component2OtherExpensesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	1.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.37%	[3]

[1]	The components of net tax expense consists of tax expense $2,805,347, or 2.93% of average net assets, and tax benefit of $1,647,945, or 1.72% of average net assets
[2]	The Adviser has entered into an agreement with the Fund whereby the Adviser has agreed to waive $60,000 of its fee per annum. This agreement is effective through February 28, 2023.
[3]	In comparing the Copley Fund to other mutual, funds investors should consider the Fund’s unique tax characteristics related to the accrual of deferred taxes. Please see “Accumulated Earnings Tax” and “Tax on Unrealized Appreciation” on pages 8 and 9, respectively. The Fund is required to include deferred taxes in calculating its expense ratio even though they are not currently payable. The Fund’s total annual operating expense ratio after advisory fee waiver and without the inclusion of net regular and deferred taxes is 1.16%.